Label	Element	Value
Restricted Cash [Default Label]	us-gaap_RestrictedCash	$ 1,072,000
Restricted Cash [Default Label]	us-gaap_RestrictedCash	284,000
Restricted Cash [Default Label]	us-gaap_RestrictedCash	$ 1,330,000